Research and Development Expenses and Advertising Costs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	$ 668,817	¥ 54,843,000	¥ 49,005,000	¥ 46,449,000
Advertising costs	$ 28,744	¥ 2,357,000	¥ 2,627,000	¥ 2,417,000